Stock Split - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended
	Apr. 10, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Sep. 30, 2013 IPO [Member]
Equity [Line Items]
Stock split Ratio	211,100	211,100
Common stock, Shares issued under initial public offering							8,050,000
Common stock per share value issued to underwriters							$ 11.00
Adjustment to accumulated deficit					$ (211)	$ (211)
Impact to common stock		$ 211	$ 211	$ 211	$ 211	$ 211